As filed with the Securities and Exchange Commission on December 6, 2024
1933 Act Registration No. 333-174367
1940 Act Registration No. 811-08517

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 37
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 1145
Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)
Lincoln ChoicePlusSM Fusion
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
1301 South Harrison Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Craig T. Beazer, Esquire
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy to:
Carolyn E. Augur, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on December 31, 2024, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485
Title of Securities being registered:
Interests in a separate account under individual flexible payment deferred variable annuity contracts.

The Lincoln National Life Insurance Company
Lincoln National Variable Annuity Account H
American Legacy® Fusion
Lincoln Life Variable Annuity Account N
ChoicePlusSM Fusion
Rate Sheet Prospectus Supplement dated December 6, 2024
This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the rates and percentages for the Lincoln ProtectedPay Select Core® rider. This Rate Sheet must be retained with the current prospectus.
The rates below apply for applications and/or election forms signed on or after February 18, 2025.
The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at www.lfg.com/VAprospectus. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
Current Initial Protected Lifetime Income Fee Rate
	Single Life	Joint Life
Current Initial Annual Charge	1.60%	1.60%
Enhancement Rate
7%
Protected Annual Income Rates for Lincoln ProtectedPay Select Core®
The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	3.00%	59 – 64	3.00%
65 – 69	3.00%	65 – 69	3.00%
70 – 74	3.00%	70 – 74	3.00%
75 – 79	3.00%	75 – 79	3.00%
80+	3.00%	80+	3.00%

i4LIFE® Advantage Guaranteed Income Benefit Charge Rate
i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from Lincoln ProtectedPay Select Core®	Single Life	Joint Life
Current Initial Annual Charge	1.60%	1.60%

Guaranteed Income Benefit Percentages

The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit elections for Contractowners who transition from Lincoln ProtectedPay Select Core®.
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	3.00%	Under 40	3.00%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.00%	55 – 58	3.00%
59 – 64	3.00%	59 – 64	3.00%
65 – 69	3.00%	65 – 69	3.00%
70 – 74	3.00%	70 – 74	3.00%
75 – 79	3.00%	75 – 79	3.00%
80+	3.00%	80+	3.00%
In order to receive the percentages and rates indicated in this Rate Sheet, your application or rider election form must be signed on and after February 18, 2025. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

ChoicePlusSM Fusion

Supplement dated December 6, 2024 to the prospectus dated May 1, 2024

This supplement to the prospectus for your individual variable annuity contract describes revisions that apply to the Lincoln ProtectedPay® lifetime income rider currently offered in your contract.

Effective February 18, 2025, the Secure Core option of the Lincoln ProtectedPay® lifetime income rider available under your contract will be replaced by the Select Core option. The Select Core option is identical to the Secure Core option except as outlined in this supplement. These changes will be effective for riders purchased on and after February 18, 2025.

DESCRIPTION OF CHANGES

The following discussion describes changes that are incorporated into the specified sections of your prospectus.

Living Benefit Riders - Lincoln ProtectedPay Secure Core®. For Lincoln ProtectedPay® riders elected on and after February 18, 2025:

●	The name of the rider option is changed to Lincoln ProtectedPay Select Core® throughout your prospectus.

●	Lincoln ProtectedPay Select Core® is available for election on all new and existing nonqualified and qualified (IRAs and Roth IRAs) annuity contracts.

●	The current protected lifetime income fee rate and the Protected Annual Income rates for new rider elections are disclosed in a Rate Sheet. The Rate Sheet indicates the current rates and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may be superseded at any time in our sole discretion and may be higher or lower than the charge rate on the previous Rate Sheet.

i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who elect Lincoln ProtectedPay Select Core® may decide to later transition to i4LIFE® Advantage Select Guaranteed Income Benefit.

Appendix B – Investment Requirements. Contractowners who elect Lincoln ProtectedPay Select Core® will be required to adhere to Investment Requirements. Under the current Investment Requirements for Lincoln ProtectedPay Select Core®, you must allocate your Contract Value as follows:

Group 1
Investments must be at least 20% of Contract Value
LVIP American Century Inflation Protection Fund	LVIP Macquarie Limited-Term Diversified Income Fund
LVIP BlackRock Inflation Protected Bond Fund	LVIP PIMCO Low Duration Bond Fund
LVIP Macquarie Bond Fund	LVIP SSGA Bond Index Fund
LVIP Macquarie Diversified Floating Rate Fund	LVIP SSGA Short-Term Bond Index Fund
LVIP Macquarie Diversified Income Fund	LVIP Vanguard Bond Allocation Fund

Group 2
Investments cannot exceed 80% of Contract Value
AB VPS Discovery Value Portfolio	LVIP JPMorgan High Yield Fund
American Funds Global Growth Fund	LVIP JPMorgan Mid Cap Yield Fund
American Funds Growth Fund	LVIP JPMorgan Small Cap Core Fund
American Funds Growth-Income Fund	LVIP JPMorgan U.S. Equity Fund
American Funds International Fund	LVIP Macquarie High Yield Fund

Fidelity® VIP Balanced Portfolio	LVIP Macquarie Mid Cap Value Fund
Fidelity® VIP Contrafund® Portfolio	LVIP Macquarie SMID Cap Core Fund
Fidelity® VIP Mid Cap Portfolio	LVIP Macquarie Social Awareness Fund
First Trust Capital Strength Portfolio	LVIP Macquarie U.S. Growth Fund
First Trust Growth Strength Portfolio	LVIP Macquarie Value Fund
First Trust International Developed Capital Strength Portfolio	LVIP MFS International Growth Fund
Franklin Allocation VIP Fund	LVIP MFS Value Fund
Franklin Income VIP Fund	LVIP Mondrian International Value Fund
Franklin Mutual Shares VIP Fund	LVIP SSGA Conservative Index Allocation Fund
Goldman Sachs VIT Large Cap Value Fund	LVIP SSGA International Index Allocation Fund
Invesco V.I. EQV International Equity Fund	LVIP SSGA Moderate Index Allocation Fund
LVIP AllianceBernstein Large Cap Growth Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP American Century Balanced Fund	LVIP SSGA S&P 500 Index Allocation Fund
LVIP American Century Capital Appreciation Fund	LVIP SSGA Small-Cap Index Fund
LVIP American Century Disciplined Core Value Fund	LVIP Structured Conservative Allocation Fund
LVIP American Century International Fund	LVIP Structured Moderate Allocation Fund
LVIP American Century Mid Cap Value Fund	LVIP Structured Moderately Aggressive Allocation Fund
LVIP American Century Ultra Fund	LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP American Century Value Fund	LVIP Vanguard Domestic Equity ETF Fund
LVIP Baron Growth Opportunities Fund	LVIP Vanguard International Equity ETF Fund
LVIP BlackRock Global Allocation Fund	LVIP Wellington SMID Cap Value Fund
LVIP Channing Small Cap Value Fund	Macquarie VIP Small Cap Value Series
LVIP Franklin Templeton Multi-Factor International Equity Fund	MFS® VIT Growth Series
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	MFS® VIT Total Return Series
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	Putnam VT Large Cap Value Fund
LVIP Government Money Market Fund

The fixed account is only available for dollar cost averaging.

As an alternative to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.

Fidelity® VIP Balanced Portfolio	LVIP SSGA Bond Index Fund
Franklin Allocation VIP Fund	LVIP SSGA Conservative Index Allocation Fund
LVIP American Century Balanced Fund	LVIP SSGA Moderate Index Allocation Fund
LVIP American Century Inflation Protection Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP BlackRock Global Allocation Fund	LVIP SSGA Short-Term Bond Index Fund
LVIP BlackRock Inflation Protected Bond Fund	LVIP Structured Conservative Allocation Fund
LVIP Macquarie Bond Fund	LVIP Structured Moderate Allocation Fund
LVIP Macquarie Diversified Floating Rate Fund	LVIP Structured Moderately Aggressive Allocation Fund
LVIP Macquarie Diversified Income Fund	LVIP Vanguard Bond Allocation Fund
LVIP Macquarie Limited-Term Diversified Income Fund	MFS® VIT Total Return Series
LVIP PIMCO Low Duration Bond Fund

Please keep this supplement for future reference.

Part A
The Prospectus for the Lincoln ChoicePlusSM Fusion variable annuity contract, as supplemented, is incorporated herein by reference to Post-Effective Amendment No. 35 (File No. 333-174367) filed on April 12, 2024.
Part B
The Statement of Additional Information for the Lincoln ChoicePlusSM Fusion variable annuity contract, including the consolidated financial statements of Lincoln Life and the financial statement of Lincoln Life Variable Annuity Account N, is incorporated herein by reference to Post-Effective Amendment No. 35 (File No. 333-174367) filed on April 12, 2024.

Lincoln Life Variable Annuity Account N
PART C - OTHER INFORMATION
Item 27. Exhibits
(a) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 24, 1997.
(b) Not applicable
(c)(1) Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-170897) filed on April 8, 2011.
(2) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(d)(1) Annuity Contract (30070-B) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 9, 2001.
(2) Contract Specifications (30070-CP Fusion) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-174367) filed on May 20, 2011.
(3) Annuity Payment Option Rider (32147) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 9, 2001.
(4) Interest Adjusted Fixed Account Rider (32143) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 9, 2001.
(5) DCA Fixed Account Rider (32145) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-135039) filed on June 15, 2006.
(6) Amendment for IRA Retirement Plan (AE-283) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.
(7) Amendment for Roth IRA Retirement Plan (AE-284) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.
(8) Estate Enhancement Benefit Rider (32151-A) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.
(9) EGMDB Rider (32149 5/03) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.
(10) Guarantee of Principal Rider (32148 5/03) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.
(11) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(12) Variable Annuity Rider (LSSA 7/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-40937) filed on September 26, 2006.
(13) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(14) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(15) Contract Benefit Data (CBD 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(16) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(17) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(18) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-181616) filed on April 8, 2015.

(19) Variable Annuity Living Benefits Rider (Market Select Advantage/LINC 2.0) (AR-607) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-214143) filed on June 4, 2018.
(20) Variable Annuity Living Benefits Rider (22AR-700) (ProtectedPay Core) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-170897) filed on August 8, 2022.
(21) Variable Annuity Living Benefits Rider (22AR-701) (ProtectedPay Select, Secure) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-170897) filed on August 8, 2022.
(22) Variable Annuity Payout Rider Credit Endorsement (23AE-730) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 333-181615) filed on November 15, 2023.
(e) Not applicable
(f)(1) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 25, 1996.
(2) By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
(g)(1) Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.
(i) Amendments to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 333-40937) filed on April 7, 2010.
(ii) Amendment No. 3 to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 333-40937) filed on April 11, 2018.
(iii) Amendment No. 4 to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 48 (File No. 333-138190) filed on April 18, 2019.
(iv) Amendment No. 5 to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 50 (File No. 333-138190) filed on August 22, 2019.
(v) Amendment No. 6 to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 56 (File No. 333-138190) filed on August 14, 2020.
(2) Fourth Amended and Restated Reinsurance Agreement between The Lincoln National Life Insurance Company and Union Hamilton Reinsurance, LTD incorporated herein by reference to Post-Effective Amendment No. 72 (File No. 333-40937) filed on April 16, 2019.
(i) Amendment No. 1 to the Fourth Amended and Restated Reinsurance Agreement between The Lincoln National Life Insurance Company and Union Hamilton Reinsurance, LTD incorporated herein by reference to Post-Effective Amendment No. 74 (File No. 333-40937) filed on August 22, 2019.
(ii) Amendment No. 2 to the Fourth Amended and Restated Reinsurance Agreement between The Lincoln National Life Insurance Company and Union Hamilton Reinsurance, LTD incorporated herein by reference to Post-Effective Amendment No. 79 (File No. 333-40937) filed on August 14, 2020.
(iii) Amendment No. 3 to the Fourth Amended and Restated Reinsurance Agreement between The Lincoln National Life Insurance Company and Union Hamilton Reinsurance, LTD incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 333-212680) filed on April 14, 2023.
(3) Reinsurance Agreement between The Lincoln National Life Insurance Company and Talcott Resolution Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34 (File No. 333-186894) filed on February 7, 2022.
(i) Amendment No. 1 to the Reinsurance Agreement between The Lincoln National Life Insurance Company and Talcott Resolution Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 333-212680) filed on April 14, 2023.

(ii) Amendment No. 2 to the Reinsurance Agreement between The Lincoln National Life Insurance Company and Talcott Resolution Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 333-212680) filed on April 14, 2023.
(4) Third Amended and Restated Automatic Indemnity Reinsurance Agreement dated January 1, 2023, between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 333-212680) filed on April 14, 2023.
(i) Amendment No. 1 to the Third Amended and Restated Automatic Indemnity Reinsurance Agreement dated January 1, 2023, between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 333-212682) filed on February 2, 2024.
(h) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:
(1) AIM (Invesco) Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(2) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(3) American Century Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(4) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017;
(4-a) amendment no. 15 incorporated herein by reference to Post-Effective Amendment No. 27 on Form N-4 (File No. 333-181615) filed on April 3, 2020.
(5) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(5-a) amendment incorporated by reference to Post-Effective Amendment No. 40 filed on Form N-6 (File No. 333-125790) filed on April 7, 2022.
(6) Deutsche DWS Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(7) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(8) First Trust Variable Insurance Trust and First Trust Portfolios, L.P. incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-193272) filed on April 13, 2016;
(8-a) second amendment incorporated herein by reference to Post-Effective Amendment No. 22 on Form N-4 (File No. 333-212680) filed on May 30, 2023.
(9) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(10) Goldman Sachs Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015;
(10-a) Amendment incorporated by reference to Post-Effective Amendment No. 42 filed on Form N-6 (File No. 333-125790) filed on April 11, 2023.
(11) Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, and Legg Mason Partners Fund Advisor, LLC Agreement incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018;
(11-a) third amendment incorporated herein by reference to Post-Effective Amendment No. 13 filed on Form N-4 (File No. 333-212680) filed on February 11, 2021.
(12) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(13) MFS Variable Insurance Trust, MFS Variable Insurance Trust II and III incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015;

(14-a) amendments incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(i) Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(j) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:
(1) AIM Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(2) American Century Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.
(3) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.
(4) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(5) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(6) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(7) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(k) Opinion and Consent of Scott C. Durocher, Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-174367) filed on September 1, 2011.
(l)(1) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm filed herein.
(2) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company filed herein.
(m) Not applicable
(n) Not applicable
(o) Not applicable
(p) Lincoln National Corporation Organizational Chart incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-4 (File No. 333-212681) filed on May 31, 2024.
EX-101.SCH XBRL Taxonomy Extension Schema Document
Item 28. Directors and Officers of the Depositor
The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.
Name	Positions and Offices with Depositor
Craig T. Beazer*	Executive Vice President, General Counsel and Director
Jayson R. Bronchetti*	Executive Vice President, Chief Investment Officer and Director
Adam M. Cohen*	Senior Vice President, Chief Accounting Officer and Treasurer
Ellen G. Cooper*	President and Director
Stephen B. Harris*	Senior Vice President and Chief Ethics and Compliance Officer
Christopher M. Neczypor*	Executive Vice President, Chief Financial Officer and Director
Nancy A. Smith*	Senior Vice President and Secretary
Joseph D. Spada**	Vice President and Chief Compliance Officer for Separate Accounts
Eric B. Wilmer***	Assistant Vice President and Director
*Principal business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal business address is 350 Church Street, Hartford, CT 06103

***Principal business address is 1301 South Harrison Street, Fort Wayne, IN 46802
Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit (p) above: Lincoln National Corporation Organization Chart
Item 30. Indemnification
a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. f(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Adam M. Cohen*	Senior Vice President and Treasurer
Jason M. Gibson**	Vice President and Chief Compliance Officer
Claire H. Hanna*	Secretary
John C. Kennedy*	President, Chief Executive Officer and Director
Jared M. Nepa*	Senior Vice President and Director
Thomas P. O'Neill*	Senior Vice President, Chief Operating Officer and Head of Financial Institutions Group
Timothy J. Seifert Sr*	Senior Vice President and Director
*Principal business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal business address is 1301 South Harrison Street, Fort Wayne, IN 46802
(c) N/A
Item 32. Location of Accounts and Records
This information is provided in the Registrant’s most recent report on Form N-CEN.
Item 33. Management Services
Not Applicable.
Item 34. Fee Representation
Lincoln Life represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of these Registration Statements and has caused this Post-Effective Amendment No. 37 to the Registration Statement to be signed on its behalf, in the City of Hartford, and the State of Connecticut on the 2nd day of December, 2024, at 2:09 pm.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
(Registrant)
ChoicePlusSM Fusion

By:	/s/ Delson R. Campbell

Delson R. Campbell
Vice President, The Lincoln National Life Insurance Company
(Title)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Michelle L. Grindle

Signed on December 4, 2024 at 10:06 am
Michelle L. Grindle
(Signature-Officer of Depositor)
Vice President, The Lincoln National Life Insurance Company
(Title)

(b) As required by the Securities Act of 1933, this amendment to the registration statement has been signed by the following persons in their capacities indicated on December 2, 2024, at 2:09 pm.

Signature	Title

*/s/ Ellen G. Cooper	President and Director
Ellen G. Cooper	(Principal Executive Officer)

*/s/ Christopher M. Neczypor	Executive Vice President, Chief Financial Officer, and Director
Christopher M. Neczypor

*/s/ Craig T. Beazer	Executive Vice President and Director
Craig T. Beazer

*/s/ Jayson R. Bronchetti	Executive Vice President, Chief Investment Officer, and Director
Jayson R. Bronchetti

*/s/ Adam M. Cohen	Senior Vice President and Chief Accounting Officer (Principal
Adam M. Cohen	Accounting Officer)

*/s/ Eric B. Wilmer	Assistant Vice President and Director
Eric B. Wilmer

* By /s/ Delson R. Campbell, Pursuant to a Power of Attorney Delson R. Campbell